INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of inventories
	December 31,
	2013	2014
	RMB	RMB

Merchandise in stores	408,216	369,756
Merchandise in warehouses	143,567	176,556
	551,783	546,312